UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10389

Investment Company Act File Number

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Australia — 8.2%
AGL Energy, Ltd.	25,674	$401,947
Amcor, Ltd.	11,905	136,052
APA Group	28,846	213,324
ARB Corp., Ltd.	2,741	37,845
Ardent Leisure Group	12,742	20,564
Aristocrat Leisure, Ltd.	7,887	95,724
Asciano, Ltd.	9,242	64,169
Boral, Ltd.	5,759	30,117
Brambles, Ltd.	20,697	211,724
Caltex Australia, Ltd.	4,560	115,318
Cleanaway Waste Management, Ltd.	36,318	23,607
Cochlear, Ltd.	811	81,936
Commonwealth Bank of Australia	4,048	238,292
Computershare, Ltd.	15,937	107,606
CSL, Ltd.	3,759	337,087
Domino’s Pizza Enterprises, Ltd.	1,212	69,437
DuluxGroup, Ltd.	5,657	28,576
GPT Group (The)	11,738	50,063
GUD Holdings, Ltd.	6,188	47,309
GWA Group, Ltd.	11,241	18,006
Incitec Pivot, Ltd.	11,120	24,347
IRESS, Ltd.	4,049	34,808
Iron Mountain, Inc. CDI	279	11,552
iSentia Group, Ltd.	19,466	46,574
James Hardie Industries PLC CDI	4,004	66,435
JB Hi-Fi, Ltd.	1,536	30,307
Macquarie Atlas Roads Group	10,339	45,780
McMillan Shakespeare, Ltd.	3,315	35,552
Mirvac Group	18,336	30,674
National Australia Bank, Ltd.	4,515	91,276
Navitas, Ltd.	9,965	45,002
Newcrest Mining, Ltd.(1)	3,087	60,124
Orica, Ltd.	4,147	44,775
Origin Energy, Ltd.	20,678	87,193
Orora, Ltd.	57,701	126,421
Premier Investments, Ltd.	3,446	42,507
Ramsay Health Care, Ltd.	1,527	91,476
Rio Tinto, Ltd.	2,553	97,426
Scentre Group	4,083	16,456
SMS Management & Technology, Ltd.	8,747	12,298
Sonic Healthcare, Ltd.	6,134	107,156
Southern Cross Media Group, Ltd.	25,786	24,753
Star Entertainment Group, Ltd. (The)	9,459	42,724
Suncorp Group, Ltd.	2,484	25,358
Super Retail Group, Ltd.	4,935	36,811
Tabcorp Holdings, Ltd.	17,246	64,170
Tatts Group, Ltd.	19,917	62,509
Telstra Corp., Ltd.	127,290	558,307
Tox Free Solutions, Ltd.	9,194	18,489
Transurban Group	15,294	146,128
Treasury Wine Estates, Ltd.	11,839	86,962
Washington H. Soul Pattinson & Co., Ltd.	4,310	57,031
Wesfarmers, Ltd.	1,800	58,871

Security	Shares	Value
Westfield Corp.	3,277	$26,639
Westpac Banking Corp.	8,556	202,455
Whitehaven Coal, Ltd.(1)	23,116	29,880
Woodside Petroleum, Ltd.	12,096	247,090
Woolworths, Ltd.	23,156	412,666

		$5,577,685

Austria — 1.0%
ams AG	2,962	$98,206
CA Immobilien Anlagen AG	1,563	29,374
Conwert Immobilien Invest SE	2,110	34,715
EVN AG	2,151	25,134
Immofinanz AG(1)	21,576	46,975
Lenzing AG	490	51,368
Oesterreichische Post AG	540	18,845
OMV AG	5,438	145,252
RHI AG	859	17,830
Schoeller-Bleckmann Oilfield Equipment AG	231	14,204
Verbund AG	6,332	99,160
Voestalpine AG	1,914	67,498
Wienerberger AG	1,390	21,443

		$670,004

Belgium — 2.0%
Ageas	1,164	$39,132
Anheuser-Busch Inbev SA/NV	1,886	243,656
Bekaert SA	1,080	49,494
bpost SA	2,643	69,266
Colruyt SA	978	54,555
Econocom Group SA/NV	2,876	37,671
Euronav SA	2,460	21,201
EVS Broadcast Equipment SA	652	22,013
Groupe Bruxelles Lambert SA	2,220	187,279
Nyrstar NV(1)	1,015	9,249
Proximus SA	4,820	150,460
Telenet Group Holding NV(1)	2,650	125,680
UCB SA	2,340	183,091
Umicore SA	2,518	145,691

		$1,338,438

Denmark — 1.9%
A.P. Moller-Maersk A/S, Class A	39	$50,992
A.P. Moller-Maersk A/S, Class B	54	73,359
Carlsberg A/S, Class B	1,706	169,428
Danske Bank A/S	5,821	158,303
DSV A/S	1,432	63,765
Novo Nordisk A/S, Class B	3,312	188,341
Novozymes A/S, Class B	4,257	208,931
Pandora A/S	1,324	172,452
Royal Unibrew A/S	730	33,577
SimCorp A/S	775	40,134
TDC A/S	20,226	106,489
Tryg A/S	1,942	36,201

		$1,301,972

Finland — 2.0%
Amer Sports Oyj	4,419	$125,457
Elisa Oyj	3,299	119,689
Fortum Oyj	8,212	136,418
Huhtamaki Oyj	1,520	66,788
Kemira Oyj	2,727	35,867
Kesko Oyj, Class B	3,070	136,873

Security	Shares	Value
Kone Oyj, Class B	1,663	$84,262
Metso Oyj	1,100	30,524
Neste Oyj	3,648	138,440
Nokia Oyj	16,758	96,685
Orion Oyj, Class B	3,365	137,856
Sampo Oyj, Class A	2,829	117,188
Sanoma Oyj	4,285	34,403
Stora Enso Oyj	5,321	48,339
Valmet Oyj	3,262	42,619

		$1,351,408

France — 7.8%
Accor SA	611	$25,579
ADP	379	40,313
Air Liquide SA	4,325	461,094
Airbus Group SE	2,452	144,651
Alstom SA(1)	504	12,411
Alten SA	634	43,976
Atos SE	1,608	157,625
BNP Paribas SA	3,858	191,373
Bouygues SA	672	19,907
Christian Dior SE	293	52,993
CNP Assurances	2,759	42,153
Danone SA	4,879	374,189
Dassault Systemes SA	2,600	214,755
Edenred	900	20,417
Engie SA	28,577	470,365
Eutelsat Communications SA	985	19,589
Fonciere des Regions	297	27,947
Groupe Eurotunnel SE	2,197	22,833
Hermes International	129	55,517
Iliad SA	447	86,873
Ingenico Group SA	754	82,663
Kering SA	430	81,721
Klepierre	713	34,189
L’Oreal SA	1,343	255,176
Lagardere SCA	1,361	34,768
LVMH Moet Hennessy Louis Vuitton SE	902	154,461
Neopost SA	811	22,520
Orange SA	26,441	405,791
Orpea	620	54,792
Remy Cointreau SA	348	30,437
Rubis SCA	423	34,139
Safran SA	948	64,441
Sanofi	4,652	396,226
SCOR SE	1,284	37,510
Societe BIC SA	422	62,372
Sodexo SA	251	29,400
Sopra Steria Group	268	31,475
Suez	5,207	84,506
Total SA	11,837	569,287
Unibail-Rodamco SE	378	104,147
Vinci SA	1,776	134,985
Vivendi SA	5,190	101,909
Wendel SA	200	21,362

		$5,312,837

Germany — 8.0%
Adidas AG	1,107	$181,849
Allianz SE	1,913	274,104
alstria office REIT AG	2,172	30,248
Aurubis AG	569	29,566
BASF SE	4,409	346,334

Security	Shares	Value
Bayer AG	3,063	$329,266
Brenntag AG	492	24,441
Daimler AG	2,800	190,355
Deutsche EuroShop AG	620	29,407
Deutsche Lufthansa AG	2,923	34,745
Deutsche Telekom AG	32,688	556,107
Deutsche Wohnen AG, Bearer Shares	1,750	65,518
E.ON SE	35,060	376,014
Fraport AG	937	51,245
Fresenius Medical Care AG & Co. KGaA	705	64,393
Fresenius SE & Co. KGaA	1,677	125,268
GEA Group AG	1,196	63,859
Henkel AG & Co. KGaA	2,128	231,000
Henkel AG & Co. KGaA, PFC Shares	3,175	395,623
KWS Saat SE	85	27,130
LANXESS AG	524	24,759
LEG Immobilien AG	453	45,481
Linde AG	1,079	155,068
MAN SE	432	45,298
Merck KGaA	412	45,500
MTU Aero Engines AG	316	32,291
Muenchener Rueckversicherungs-Gesellschaft AG	660	110,069
Porsche Automobil Holding SE, PFC Shares	819	42,829
ProSiebenSat.1 Media SE	1,000	45,807
RWE AG(1)	8,003	142,350
SAP SE	6,399	560,062
Siemens AG	3,352	363,848
Software AG	800	32,279
Stada Arzneimittel AG	690	37,245
TAG Immobilien AG	2,396	34,111
Telefonica Deutschland Holding AG	3,587	14,646
TUI AG	2,680	34,891
Volkswagen AG	330	48,798
Volkswagen AG, PFC Shares	676	95,109
Wirecard AG	1,392	64,770

		$5,401,683

Hong Kong — 4.0%
Bank of East Asia, Ltd. (The)	23,200	$96,042
Cathay Pacific Airways, Ltd.	31,000	50,416
Cheung Kong Infrastructure Holdings, Ltd.	13,000	115,086
China Cord Blood Corp.(1)	5,000	26,800
China Traditional Chinese Medicine Holdings Co., Ltd.(1)	50,000	20,457
Chow Sang Sang Holdings International, Ltd.	13,000	25,509
CLP Holdings, Ltd.	23,500	244,915
Dairy Farm International Holdings, Ltd.	6,300	42,129
Esprit Holdings, Ltd.(1)	27,800	22,321
G-Resources Group, Ltd.	1,212,000	21,299
Hang Lung Group, Ltd.	6,000	19,442
Hang Lung Properties, Ltd.	16,000	34,675
Hang Seng Bank, Ltd.	2,500	44,754
HC International, Inc.(1)	46,000	26,861
HKT Trust and HKT, Ltd.	111,000	176,118
Hongkong Land Holdings, Ltd.	13,000	83,411
Hopewell Holdings, Ltd.	17,000	56,309
Hysan Development Co., Ltd.	7,000	32,281
Jardine Matheson Holdings, Ltd.	2,400	142,739
Jardine Strategic Holdings, Ltd.	3,000	91,965
Johnson Electric Holdings, Ltd.	7,875	19,817
Kerry Properties, Ltd.	10,000	27,424
Kingston Financial Group, Ltd.(1)	128,000	56,859
KuangChi Science, Ltd.(1)	120,000	41,775

Security	Shares	Value
Li & Fung, Ltd.	80,000	$40,082
Link REIT	11,500	85,918
MTR Corp., Ltd.	17,500	99,112
NWS Holdings, Ltd.	17,000	27,877
PAX Global Technology, Ltd.	21,000	17,410
PCCW, Ltd.	159,000	115,843
Power Assets Holdings, Ltd.	13,000	127,438
Shangri-La Asia, Ltd.	22,000	23,670
Sino Land Co., Ltd.	22,000	39,364
SJM Holdings, Ltd.	60,000	37,613
Sun Hung Kai Properties, Ltd.	7,000	100,439
Swire Pacific, Ltd., Class A	4,000	47,935
Techtronic Industries Co., Ltd.	19,000	80,460
Television Broadcasts, Ltd.	14,600	49,566
Truly International Holdings, Ltd.	208,000	113,474
VTech Holdings, Ltd.	7,100	77,228
Wynn Macau, Ltd.	36,000	58,692
Yue Yuen Industrial Holdings, Ltd.	10,500	42,667

		$2,704,192

Ireland — 2.0%
CRH PLC	8,138	$248,333
DCC PLC	1,740	155,278
FBD Holdings PLC(1)	1,257	8,687
FleetMatics Group PLC(1)	3,906	167,802
Fly Leasing, Ltd. ADR	2,162	26,787
Glanbia PLC	2,561	49,316
ICON PLC(1)	3,112	241,709
Irish Continental Group PLC	7,510	39,624
Kerry Group PLC, Class A	1,947	166,594
Origin Enterprises PLC	2,844	17,172
Paddy Power Betfair PLC	1,739	203,960

		$1,325,262

Israel — 1.9%
Bank Hapoalim B.M.	15,152	$77,239
Bezeq Israeli Telecommunication Corp., Ltd.	88,171	174,988
Check Point Software Technologies, Ltd.(1)	1,877	144,304
Delek Automotive Systems, Ltd.	2,964	25,759
Elbit Systems, Ltd.	1,673	168,840
Gazit-Globe, Ltd.	2,382	23,489
Israel Chemicals, Ltd.	19,219	77,405
Israel Corp., Ltd.	340	57,874
Israel Discount Bank, Ltd., Series A(1)	19,603	33,824
Kenon Holdings, Ltd.(1)	672	7,938
Mizrahi Tefahot Bank, Ltd.	3,293	40,001
Oil Refineries, Ltd.(1)	139,185	50,313
Orbotech, Ltd.(1)	2,016	57,517
Paz Oil Co., Ltd.	464	75,622
Sarine Technologies, Ltd.	23,300	31,420
Shufersal, Ltd.	14,250	50,015
Teva Pharmaceutical Industries, Ltd. ADR	3,886	207,901

		$1,304,449

Italy — 3.7%
Amplifon SpA	6,312	$62,991
Assicurazioni Generali SpA	4,184	55,118
Astaldi SpA	2,796	12,240
Atlantia SpA	8,036	201,031
Autogrill SpA	4,452	38,758
Banca Monte dei Paschi di Siena SpA(1)	26,721	9,243
Brembo SpA	781	45,674

Security	Shares	Value
CIR SpA	19,905	$22,861
CNH Industrial NV	8,164	58,303
Davide Campari-Milano SpA	12,105	125,077
DiaSorin SpA	1,529	96,278
Ei Towers SpA(1)	1,018	54,919
Enel SpA	48,562	223,510
ENI SpA	23,333	357,929
EXOR SpA	1,016	39,645
International Game Technology PLC	1,016	21,234
Interpump Group SpA	2,136	34,600
Intesa Sanpaolo SpA	61,402	135,493
Italmobiliare SpA, PFC Shares	1,700	58,017
Luxottica Group SpA	1,065	51,774
Mediaset SpA	10,000	30,304
Moncler SpA	2,104	36,925
Prada SpA	6,900	20,526
Recordati SpA	2,597	84,287
Salvatore Ferragamo SpA	941	22,183
Snam SpA	16,776	97,109
STMicroelectronics NV	20,785	151,894
Telecom Italia SpA(1)	214,684	183,445
Telecom Italia SpA, PFC Shares	105,797	73,757
Terna Rete Elettrica Nazionale SpA	12,961	70,603
Tod’s SpA	213	12,507
Yoox Net-A-Porter Group SpA(1)	851	23,853

		$2,512,088

Japan — 15.9%
Advantest Corp.	3,000	$39,791
Aeon Co., Ltd.	3,200	45,981
Aeon Mall Co., Ltd.	1,300	17,465
Air Water, Inc.	2,000	34,007
Alps Electric Co., Ltd.	1,600	35,637
ANA Holdings, Inc.	11,000	31,400
Anritsu Corp.	3,000	17,436
Asahi Glass Co., Ltd.	6,000	34,468
Asahi Kasei Corp.	9,000	68,027
Astellas Pharma, Inc.	8,900	148,289
Bandai Namco Holdings, Inc.	1,300	34,458
Bridgestone Corp.	1,900	65,799
Canon, Inc.	3,800	107,842
Chiba Bank, Ltd. (The)	4,000	19,120
Chubu Electric Power Co., Inc.	10,800	158,670
Chugai Pharmaceutical Co., Ltd.	1,800	67,269
Citizen Holdings Co., Ltd.	7,100	38,031
Concordia Financial Group, Ltd.(1)	5,000	21,253
Credit Saison Co., Ltd.	1,400	23,313
Daicel Corp.	3,400	38,129
Daido Steel Co., Ltd.	7,000	28,408
Daishi Bank, Ltd. (The)	9,000	34,183
Daito Trust Construction Co., Ltd.	300	50,376
Daiwa House Industry Co., Ltd.	2,000	56,082
Denka Co., Ltd.	9,000	39,029
Denso Corp.	1,100	42,592
Dowa Holdings Co., Ltd.	4,000	21,086
East Japan Railway Co.	1,100	100,903
Eisai Co., Ltd.	1,500	87,707
Electric Power Development Co., Ltd.	4,500	103,420
FamilyMart Co., Ltd.	800	47,109
Fancl Corp.	3,600	60,277
Fast Retailing Co., Ltd.	200	64,541
Fuji Heavy Industries, Ltd.	1,300	49,666

Security	Shares	Value
FUJIFILM Holdings Corp.	2,000	$71,757
Fujitsu, Ltd.	8,000	33,212
Fukuoka Financial Group, Inc.	7,000	26,744
Furukawa Electric Co., Ltd.	13,000	33,943
Gunma Bank, Ltd. (The)	5,000	20,159
Hirose Electric Co., Ltd.	300	37,108
Hiroshima Bank, Ltd. (The)	6,000	21,727
Hitachi Metals, Ltd.	3,000	33,353
Hitachi, Ltd.	19,000	86,813
Hokuhoku Financial Group, Inc.	15,000	19,251
Honda Motor Co., Ltd.	4,400	119,186
Ibiden Co., Ltd.	2,000	25,532
Idemitsu Kosan Co., Ltd.	4,100	80,272
Ito En, Ltd.	1,400	51,656
ITOCHU Corp.	3,300	37,415
ITOCHU Techno-Solutions Corp.	1,600	38,419
Iyo Bank, Ltd. (The)	4,600	29,647
Japan Airlines Co., Ltd.	1,400	43,160
Japan Real Estate Investment Corp.	6	36,274
Japan Retail Fund Investment Corp.	15	36,906
Japan Tobacco, Inc.	4,400	171,599
JX Holdings, Inc.	32,400	122,759
Kagome Co., Ltd.	1,800	48,947
Kajima Corp.	8,000	59,135
Kakaku.com, Inc.	2,000	41,493
Kamigumi Co., Ltd.	3,000	26,998
Kao Corp.	2,100	113,092
KDDI Corp.	15,800	484,856
Kewpie Corp.	2,100	64,662
Kintetsu Group Holdings Co., Ltd.	8,000	34,561
Kobayashi Pharmaceutical Co., Ltd.	1,000	47,196
Komatsu, Ltd.	4,100	79,670
Kuraray Co., Ltd.	2,500	31,530
KYORIN Holdings, Inc.	1,300	27,808
Kyowa Hakko Kirin Co., Ltd.	2,000	34,944
Kyushu Electric Power Co., Inc.	11,500	107,744
Lawson, Inc.	500	38,499
Lion Corp.	2,000	30,330
M3, Inc.	1,200	38,399
Mandom Corp.	1,300	57,328
Marubeni Corp.	7,000	32,544
Maruichi Steel Tube, Ltd.	1,200	44,333
Matsumotokiyoshi Holdings Co., Ltd.	900	39,687
Megmilk Snow Brand Co., Ltd.	1,400	48,486
Miraca Holdings, Inc.	1,300	59,878
Mitsubishi Chemical Holdings Corp.	9,000	48,613
Mitsubishi Corp.	2,800	48,173
Mitsubishi Gas Chemical Co., Inc.	6,000	34,183
Mitsubishi Heavy Industries, Ltd.	15,000	63,765
Mitsubishi Motors Corp.	2,000	9,323
Mitsubishi Tanabe Pharma Corp.	3,200	59,735
Mitsubishi UFJ Financial Group, Inc.	24,600	124,366
Mitsui & Co., Ltd.	3,900	45,692
Mizuho Financial Group, Inc.	56,100	90,003
Morinaga Milk Industry Co., Ltd.	7,000	51,964
MS&AD Insurance Group Holdings, Inc.	1,800	51,861
Murata Manufacturing Co., Ltd.	700	85,471
NEC Corp.	15,000	40,963
NGK Spark Plug Co., Ltd.	2,400	39,167
NH Foods, Ltd.	2,000	48,636
Nidec Corp.	500	45,371
Nihon Kohden Corp.	1,400	38,768

Security	Shares	Value
Nikon Corp.	4,100	$57,936
Nippon Building Fund, Inc.	5	30,766
Nippon Electric Glass Co., Ltd.	5,000	22,698
Nippon Kayaku Co., Ltd.	2,000	20,687
Nippon Paint Holdings Co., Ltd.	2,000	54,638
Nippon Shinyaku Co., Ltd.	1,000	54,815
Nippon Shokubai Co., Ltd.	600	37,737
Nippon Telegraph & Telephone Corp.	8,800	418,174
Nissan Chemical Industries, Ltd.	2,000	63,894
Nissan Motor Co., Ltd.	7,300	70,726
Nisshin Seifun Group, Inc.	2,400	39,618
Nissin Foods Holdings Co., Ltd.	1,200	68,125
Nitto Denko Corp.	1,000	67,021
NOF Corp.	4,000	34,504
Nomura Real Estate Holdings, Inc.	1,500	25,869
Nomura Research Institute, Ltd.	1,100	38,798
NTT Data Corp.	1,100	54,585
NTT DoCoMo, Inc.	14,100	383,017
Obayashi Corp.	4,000	43,747
Okinawa Electric Power Co., Inc. (The)	1,900	38,260
Ono Pharmaceutical Co., Ltd.	2,500	89,920
Oracle Corp. Japan	1,000	60,836
Oriental Land Co., Ltd.	700	44,271
Osaka Gas Co., Ltd.	38,000	153,362
Otsuka Holdings Co., Ltd.	3,100	147,374
Recruit Holdings Co., Ltd.	2,000	75,972
Resona Holdings, Inc.	7,700	30,714
Ricoh Co., Ltd.	4,000	35,328
Rinnai Corp.	600	58,751
San-Ai Oil Co., Ltd.	4,000	26,856
Santen Pharmaceutical Co., Ltd.	4,100	68,178
Sawai Pharmaceutical Co., Ltd.	400	31,741
SECOM Co., Ltd.	500	37,665
Seiko Epson Corp.	2,700	47,505
Sekisui House, Ltd.	2,000	33,323
Sharp Corp.(1)	39,000	34,832
Shimizu Corp.	5,000	50,962
Shin-Etsu Chemical Co., Ltd.	1,700	116,006
Shionogi & Co., Ltd.	1,600	82,988
Shizuoka Bank, Ltd. (The)	5,000	37,104
Showa Denko K.K.	2,200	22,422
Showa Shell Sekiyu K.K.	7,000	62,779
Sojitz Corp.	18,700	45,056
Sompo Japan Nipponkoa Holdings, Inc.	1,600	51,679
Sumitomo Corp.	4,900	51,397
Sumitomo Metal Mining Co., Ltd.	4,000	48,079
Sumitomo Mitsui Financial Group, Inc.	3,000	95,098
Sumitomo Realty & Development Co., Ltd.	1,000	25,874
Taiheiyo Cement Corp.	15,000	42,869
Taisei Corp.	6,000	53,960
Takeda Pharmaceutical Co., Ltd.	3,600	160,410
TDK Corp.	600	36,814
TEIJIN, Ltd.	12,000	45,134
Terumo Corp.	2,500	107,237
Toho Gas Co., Ltd.	4,000	35,201
Tokai Carbon Co., Ltd.	9,000	23,191
Tokio Marine Holdings, Inc.	1,900	73,544
Tokyo Gas Co., Ltd.	46,000	195,818
Tokyu Corp.	4,000	32,874
TonenGeneral Sekiyu K.K.	8,000	72,274
Toppan Printing Co., Ltd.	4,000	35,280
Toray Industries, Inc.	9,000	81,989

Security	Shares	Value
Toshiba Corp.(1)	18,000	$46,548
Toyo Ink SC Holdings Co., Ltd.	7,000	30,294
Toyo Suisan Kaisha, Ltd.	1,000	44,413
Toyobo Co., Ltd.	18,000	33,984
Toyota Motor Corp.	5,100	285,777
Trend Micro, Inc.	1,000	36,309
Tsuruha Holdings, Inc.	400	45,485
Ube Industries, Ltd.	17,000	29,638
Unicharm Corp.	2,800	57,573
UNY Group Holdings Co., Ltd.	4,700	38,050
USS Co., Ltd.	4,300	72,935
West Japan Railway Co.	800	49,486
Yahoo! Japan Corp.	11,200	49,374
Yamato Holdings Co., Ltd.	2,000	49,216
Yamato Kogyo Co., Ltd.	1,000	28,236
Yamazaki Baking Co., Ltd.	2,000	54,945
Zeon Corp.	3,000	24,756

		$10,792,131

Netherlands — 4.1%
Aegon NV	9,795	$39,659
Akzo Nobel NV	2,513	162,448
ASML Holding NV	3,712	407,580
Delta Lloyd NV	1,595	5,691
Fugro NV(1)	4,741	84,241
Gemalto NV	831	54,765
ING Groep NV	22,110	247,190
Koninklijke DSM NV	3,322	212,621
Koninklijke KPN NV	59,030	194,155
Koninklijke Philips NV	10,722	285,170
Koninklijke Vopak NV	1,452	74,650
OCI NV(1)	716	10,935
QIAGEN NV(1)	5,673	148,921
RELX NV	20,821	375,182
Unilever NV	9,430	437,071

		$2,740,279

New Zealand — 1.0%
Auckland International Airport, Ltd.	17,867	$95,279
Contact Energy, Ltd.	17,100	66,754
Fisher & Paykel Healthcare Corp., Ltd.	5,660	42,915
Fletcher Building, Ltd.	12,248	85,735
Kiwi Property Group, Ltd.	69,180	77,995
Ryman Healthcare, Ltd.	3,670	25,289
SKYCITY Entertainment Group, Ltd.	14,241	52,079
Spark New Zealand, Ltd.	27,540	78,578
Trade Me, Ltd.	8,490	31,443
Xero, Ltd.(1)	4,010	57,312
Z Energy, Ltd.	13,924	86,229

		$699,608

Norway — 1.9%
Atea ASA	6,274	$65,620
Austevoll Seafood ASA	4,763	42,000
Borregaard ASA	4,154	33,520
DNB ASA	8,378	92,520
Gjensidige Forsikring ASA	1,701	28,739
Golar LNG, Ltd.	1,000	16,960
Kongsberg Gruppen ASA	3,498	52,293
Leroy Seafood Group ASA	876	42,114
Nordic Semiconductor ASA(1)	6,600	29,778
Opera Software ASA	8,541	53,692
Orkla ASA	9,782	90,999

Security	Shares	Value
Prosafe SE	3,357	$281
Salmar ASA	2,132	66,486
Schibsted ASA, Class B	3,350	98,833
SpareBank 1 SMN	3,485	19,491
SpareBank 1 SR-Bank ASA	3,147	14,630
Statoil ASA	7,438	118,245
Stolt-Nielsen, Ltd.	2,728	34,320
Telenor ASA	8,446	141,399
Veidekke ASA	7,883	100,154
XXL ASA(2)	3,700	44,971
Yara International ASA	3,528	115,017

		$1,302,062

Portugal — 1.0%
Banco BPI SA(1)	11,996	$14,970
EDP-Energias de Portugal SA	53,769	184,441
Galp Energia SGPS SA, Class B	9,466	129,665
Jeronimo Martins SGPS SA	7,890	132,149
Navigator Co. SA (The)	19,411	61,581
NOS SGPS SA	22,214	148,655
Pharol SGPS SA	43,046	8,628

		$680,089

Singapore — 1.9%
Ascendas Real Estate Investment Trust	23,500	$43,066
Boustead Singapore, Ltd.	20,000	11,921
CapitaLand Mall Trust	15,800	25,317
China Everbright Water, Ltd.	38,600	17,318
ComfortDelGro Corp., Ltd.	31,100	65,757
DBS Group Holdings, Ltd.	3,900	45,087
Delfi, Ltd.	8,100	14,956
Ezra Holdings, Ltd.(1)	36,400	1,386
Flextronics International, Ltd.(1)	12,312	155,993
Genting Singapore PLC	74,000	43,566
Hutchison Port Holdings Trust	44,000	20,935
International Healthway Corp, Ltd.(1)	437,100	18,671
Keppel Infrastructure Trust	95,400	35,958
Mapletree Commercial Trust	29,000	34,268
Oversea-Chinese Banking Corp., Ltd.	10,400	67,085
Singapore Exchange, Ltd.	7,000	39,523
Singapore Press Holdings, Ltd.	41,000	116,059
Singapore Technologies Engineering, Ltd.	29,000	71,484
Singapore Telecommunications, Ltd.	66,900	209,791
Venture Corp., Ltd.	7,000	46,516
Wilmar International, Ltd.	75,000	174,005

		$1,258,662

Spain — 3.7%
Abertis Infraestructuras SA	6,152	$96,779
Almirall SA	2,800	44,970
Amadeus IT Holding SA, Class A	7,299	342,693
Banco Santander SA	33,878	143,822
Bankia SA	14,959	11,480
CaixaBank SA	24,878	62,468
Ebro Foods SA	3,470	79,143
Enagas SA	2,600	79,266
Ence Energia y Celulosa SA	9,300	23,494
Ferrovial SA	6,364	131,724
Grifols SA	8,178	179,274
Iberdrola SA	26,621	182,911
Industria de Diseno Textil SA	8,791	304,026
Pharma Mar SA(1)	11,000	28,277
Red Electrica Corp. SA	5,128	117,456

Security	Shares	Value
Repsol SA	20,498	$259,640
Telefonica SA	21,727	212,812
Tubacex SA	12,500	32,908
Viscofan SA	1,824	97,583
Zardoya Otis SA	6,587	64,650

		$2,495,376

Sweden — 3.6%
Assa Abloy AB, Class B	2,883	$63,248
Axfood AB	2,772	49,812
BillerudKorsnas AB	5,767	100,240
Castellum AB	1,757	26,573
Elekta AB, Class B	11,730	93,340
Fabege AB	2,133	38,082
Hennes & Mauritz AB, Class B	8,337	251,761
Hexpol AB	9,658	85,931
Holmen AB, Class B	2,579	87,329
ICA Gruppen AB	890	29,778
Industrivarden AB, Class C	2,456	41,322
Lundin Petroleum AB(1)	6,164	102,184
Meda AB, Class A	11,337	211,450
Sandvik AB	2,450	26,251
Skandinaviska Enskilda Banken AB, Class A	3,470	30,425
Skanska AB, Class B	7,392	157,143
SKF AB, Class B	2,244	35,552
Svenska Cellulosa AB SCA, Class B	8,499	252,664
Svenska Handelsbanken AB, Class A	5,337	64,167
Swedbank AB, Class A	4,442	93,258
Telefonaktiebolaget LM Ericsson, Class B	32,761	244,311
Telia Co. AB	67,805	309,405
Volvo AB	3,350	35,697
Wihlborgs Fastigheter AB	1,547	34,300

		$2,464,223

Switzerland — 7.9%
Allreal Holding AG	214	$31,615
Alpiq Holding, Ltd.(1)	241	18,170
Ascom Holding AG	1,636	27,941
Baloise Holding AG	178	20,035
Bucher Industries AG	89	22,101
Burckhardt Compression Holdings AG	55	16,474
Clariant AG	2,800	48,704
Compagnie Financiere Richemont SA, Class A	6,963	423,294
Daetwyler Holding AG	260	34,862
DKSH Holding AG	352	24,868
dorma+kaba Holding AG	61	44,534
Dufry AG(1)	429	49,366
EFG International AG	2,438	11,617
Ems-Chemie Holding AG	60	32,831
Flughafen Zuerich AG	375	70,298
Gategroup Holding AG(1)	975	52,009
Geberit AG	325	125,339
Givaudan SA	77	158,138
Inficon Holding AG	86	31,502
Julius Baer Group, Ltd.	2,361	96,810
Komax Holding AG	194	43,245
Kuehne & Nagel International AG	665	93,277
Mobimo Holding AG	139	33,466
Nestle SA	11,568	926,974
Novartis AG	7,182	595,698
Panalpina Welttransport Holding AG	330	44,668
Pargesa Holding SA	333	23,189

Security	Shares	Value
Partners Group Holding AG	109	$49,853
PSP Swiss Property AG	420	42,346
Roche Holding AG PC	644	164,393
Schindler Holding AG	276	53,296
Schindler Holding AG PC	535	102,579
SGS SA	46	101,763
Sika AG	16	74,956
Sulzer AG	480	48,735
Swatch Group, Ltd. (The)	458	23,380
Swatch Group, Ltd. (The), Bearer Shares	442	115,735
Swiss Life Holding AG	399	91,016
Swiss Prime Site AG	678	62,269
Swiss Re AG	2,119	177,628
Swisscom AG	516	253,846
Syngenta AG(1)	1,392	545,207
Temenos Group AG	1,230	76,060
Valiant Holding AG	270	25,747
Valora Holding AG	105	30,336
Zehnder Group AG(1)	691	26,745
Zurich Insurance Group AG	620	148,858

		$5,315,773

United Kingdom — 15.1%
Anglo American PLC	11,476	$125,687
Antofagasta PLC	7,900	52,288
AstraZeneca PLC	5,032	336,883
Auto Trader Group PLC(2)	11,750	57,666
Aviva PLC	8,154	41,989
Babcock International Group PLC	3,446	44,197
BAE Systems PLC	15,161	107,045
Bellway PLC	1,375	38,118
Berendsen PLC	1,721	29,065
Berkeley Group Holdings PLC	1,125	39,905
BP PLC	80,176	453,608
British American Tobacco PLC	7,891	503,642
British Land Co. PLC (The)	2,591	22,995
BT Group PLC	25,356	138,531
Bunzl PLC	1,400	43,803
Burberry Group PLC	1,881	32,820
Capita PLC	2,374	30,144
Carnival PLC	758	36,460
Cineworld Group PLC	5,166	40,138
Close Brothers Group PLC	1,265	21,098
Cobham PLC	11,321	25,667
Compass Group PLC	7,415	140,869
Croda International PLC	1,357	59,673
CYBG PLC CDI(1)	1,128	3,802
Daily Mail & General Trust PLC, Class A	2,268	21,525
Diageo PLC	9,957	285,334
Dixons Carphone PLC	9,300	43,004
easyJet PLC	2,278	31,334
Elementis PLC	6,330	18,512
Essentra PLC	5,799	37,209
Experian PLC	8,507	166,401
FirstGroup PLC(1)	13,353	17,704
Fresnillo PLC	6,282	160,756
G4S PLC	13,501	33,266
Galliford Try PLC	1,478	19,184
GlaxoSmithKline PLC	37,061	827,684
Grainger PLC	8,181	23,518
Greene King PLC	2,038	21,898
Halma PLC	10,346	143,508

Security	Shares	Value
Hammerson PLC	3,110	$22,958
Howden Joinery Group PLC	5,263	30,094
HSBC Holdings PLC	38,852	254,663
IMI PLC	3,100	43,983
Inchcape PLC	4,400	39,232
Inmarsat PLC	3,236	33,459
Intertek Group PLC	1,447	69,422
Intu Properties PLC	6,028	23,903
Kcom Group PLC	18,722	27,231
Keller Group PLC	1,779	23,963
Kingfisher PLC	14,750	65,500
Laird PLC	12,084	46,877
Land Securities Group PLC	1,680	24,320
Legal & General Group PLC	20,937	56,956
Lloyds Banking Group PLC	141,652	99,631
LondonMetric Property PLC	12,704	27,189
Marks & Spencer Group PLC	9,753	41,235
Marston’s PLC	12,099	22,744
Melrose Industries PLC	1,583	14,336
Micro Focus International PLC	3,386	86,786
Mitchells & Butlers PLC	4,075	13,570
Mitie Group PLC	5,571	18,365
Moneysupermarket.com Group PLC	16,319	64,465
National Grid PLC	54,281	778,326
NCC Group PLC	10,809	46,508
Next PLC	458	30,450
Oxford Instruments PLC	2,226	21,079
Paragon Group of Cos. PLC (The)	4,937	17,819
Pearson PLC	3,435	40,132
Persimmon PLC	2,000	44,655
Phoenix Group Holdings	2,631	27,908
Playtech PLC	4,633	53,360
Premier Farnell PLC	16,026	41,242
Provident Financial PLC	887	31,809
QinetiQ Group PLC	8,311	24,679
Randgold Resources, Ltd.	1,173	138,036
Reckitt Benckiser Group PLC	1,565	151,742
RELX PLC	3,294	62,549
Renishaw PLC	1,543	53,174
Rentokil Initial PLC	15,781	44,868
Rio Tinto PLC	9,093	295,088
Rotork PLC	7,570	21,771
Royal Dutch Shell PLC, Class A	24,804	640,444
Royal Mail PLC	6,900	46,528
RPC Group PLC	7,000	79,876
RSA Insurance Group PLC	3,640	23,936
Sage Group PLC (The)	21,278	200,639
SDL PLC	5,875	33,651
Segro PLC	5,128	30,047
Shaftesbury PLC	2,677	33,061
Sky PLC	3,598	43,818
Smiths Group PLC	1,428	23,869
Spectris PLC	1,770	43,947
Spirent Communications PLC	26,820	32,061
SSE PLC	15,241	305,934
Standard Chartered PLC	5,939	47,489
Tate & Lyle PLC	2,622	25,092
Travis Perkins PLC	2,060	42,506
TT Electronics PLC	8,490	15,105
UBM PLC	2,425	21,523
Ultra Electronics Holdings PLC	1,034	23,405
Unilever PLC	4,757	222,547

Security	Shares	Value
Victrex PLC	2,610	$50,979
Vodafone Group PLC	273,699	831,465
William Hill PLC	6,621	28,007
WS Atkins PLC	1,397	25,858
Xaar PLC	3,933	25,854

		$10,250,648

Total Common Stocks (identified cost $67,216,772)		$66,798,869

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(3)	$96	$96,170

Total Short-Term Investments (identified cost $96,170)		$96,170

Total Investments — 98.7% (identified cost $67,312,942)		$66,895,039

Other Assets, Less Liabilities — 1.3%		$859,880

Net Assets — 100.0%		$67,754,919

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $102,637 or 0.2% of the Portfolio’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $521.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.0%	$23,061,031
Japanese Yen	15.9	10,792,131
British Pound Sterling	15.4	10,437,015
Australian Dollar	8.2	5,581,487
Swiss Franc	8.0	5,413,979
Swedish Krona	3.6	2,464,223
Hong Kong Dollar	3.5	2,337,674
United States Dollar	2.3	1,544,356
Danish Krone	1.9	1,301,972
Norwegian Krone	1.9	1,285,102
Singapore Dollar	1.7	1,113,154
Israeli Shekel	1.3	863,307
New Zealand Dollar	1.0	699,608

Total Investments	98.7%	$66,895,039

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	12.4%	$8,402,158
Consumer Staples	11.7	7,898,195
Financials	11.1	7,520,880
Health Care	10.2	6,943,281
Materials	10.2	6,915,754
Consumer Discretionary	10.1	6,809,656
Telecommunication Services	9.5	6,447,860
Information Technology	9.1	6,158,966
Utilities	8.0	5,448,965
Energy	6.3	4,253,154
Short-Term Investments	0.1	96,170

Total Investments	98.7%	$66,895,039

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

The Portfolio did not have any open financial instruments at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$67,477,402

Gross unrealized appreciation	$9,476,969
Gross unrealized depreciation	(10,059,332)

Net unrealized depreciation	$(582,363)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$182,793	$20,849,485		$—	$21,032,278
Developed Europe	773,691	43,688,451		—	44,462,142
Developed Middle East	409,722	894,727		—	1,304,449
Total Common Stocks	$1,366,206	$65,432,663	*	$—	$66,798,869
Short-Term Investments	$—	$96,170		$—	$96,170
Total Investments	$1,366,206	$65,528,833		$—	$66,895,039

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016